INTANGIBLE ASSETS, NET - Schedule of Acquired Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 353,766		¥ 657,837
Addition of software	6,296		3,334
Decrease from cooperation termination with a cooperative hospital			(272,910)
Amortization expenses	(36,705)	$ (5,170)	(34,495)	¥ (30,171)
Intangible assets, cost	493,062
Less: accumulated amortization	(168,812)
Less: intangible asset impairment	(963)
Intangible assets, net, ending balance	323,287	45,534	353,766	657,837
Customer Relationships Intangibles [Member]
Intangible assets, net:
Intangible assets, cost	32,449
Less: accumulated amortization	(31,486)
Less: intangible asset impairment	(963)
Operating Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, cost	418
Less: accumulated amortization	(418)
Operating License Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	204,714		490,296
Decrease from cooperation termination with a cooperative hospital			(272,910)
Amortization expenses	(12,672)		(12,672)
Intangible assets, cost	253,440
Less: accumulated amortization	(61,398)
Intangible assets, net, ending balance	192,042	27,049	204,714	490,296
Favorable Lease Intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	14,692		16,256
Amortization expenses	(1,564)		(1,564)
Intangible assets, cost	21,010
Less: accumulated amortization	(7,882)
Intangible assets, net, ending balance	13,128	1,849	14,692	16,256
Technology.
Intangible assets, net:
Intangible assets, net, beginning balance	105,832		118,971
Amortization expenses	(13,219)		(13,139)
Intangible assets, cost	132,190
Less: accumulated amortization	(39,577)
Intangible assets, net, ending balance	92,613	13,044	105,832	118,971
Others
Intangible assets, net:
Intangible assets, net, beginning balance	28,528		32,314
Addition of software	6,226		3,334
Amortization expenses	(9,250)		(7,120)
Intangible assets, cost	53,555
Less: accumulated amortization	(28,051)
Intangible assets, net, ending balance	¥ 25,504	$ 3,592	¥ 28,528	¥ 32,314